Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Defined Contribution Plan, Percent Contributed by Employee, Minimum	1.00%
Defined Contribution Plan, Percent Contributed by Employee, Maximum	100.00%	18.00%
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%
Defined Contribution Plan, Cost Recognized	$ 8,987	$ 6,372	$ 4,689
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 3,800	$ 7,500	$ 5,502